Depreciation, Amortization, and Impairment	6 Months Ended
Jun. 30, 2021
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Depreciation, Amortization, and Impairment

Note 15 - Depreciation, Amortization, and Impairment

a)    Depreciation and amortization

The amounts corresponding to charges to results for depreciation and amortization for the  six-month periods ended June 30, 2021 and 2020, are detailed below:

		For the six-month periods ended
		June 30,
	Notes	2021	2020
		MCh$	MCh$
Depreciation of property, plant and equipment		(5,918)	(6,591)
Amortization of intangible assets		(26,222)	(38,532)
Depreciation of assets for right to use of assets		(17,062)	(18,446)
Totals		(49,202)	(63,569)

b)    Impairment

For the six-month periods ended June 30, 2021 and 2020 the composition of this item is as follows:

	For the six-month periods ended
	June 30,
	2021	2020
	MCh$	MCh$
Impairment of financial investments at FVOCI	—	—
Impairment of financial investments at amortized cost	—	—
Subtotal financial assets	—	—
Impairment of intangibles generated in business combinations (1)		(113,911)
Impairment of goodwill (2)		(651,825)
Impairment of property, plant and equipment	(1)	(10)
Subtotal Non-financial assets	(1)	(765,746)
Totals	(1)	(765,746)

(1)	Impairment of intangibles generated in business combinations includes MCh$113,138 from Itaú Corpbanca Colombia and MCh$773 from Itaú Corredor de Seguros Colombia.
(2)	Impairment of Goodwill for MCh$412,356 in Chile CGU and MCh$239,469 in Colombia CGU.

The Bank has defined two CGUs: CGU Chile (Itaú Corpbanca and its Chileans subsidiaries and subsidiary allocated in New York) and CGU Colombia (Itaú Corpbanca Colombia and its subsidiaries and Itaú Corredores de Seguros S.A.). These CGUs were defined based on their main geographic areas. Their cash flow generation and performance are analyzed separately by the Executive Committee (C-suite) because their contributions to the consolidated entity may be identified independently. It is worth mentioning that these CGUs are consistent with the Bank’s operating segments.

Itaú Corpbanca evaluates, at the end of each reporting period, whether there is any indication of impairment of any asset (including Goodwill). If this indication exists, or when an impairment test is required, the Bank estimates the recoverable amount of the asset. As of June 30, 2021, no indications of impairment where detected, there for the impairmet test wasn’t required to be executed.

Note 15 - Depreciation, Amortization, and Impairment, continued

As of June 30, 2020, the bank assessed if there where any indications of impairment, where by identified evidence of impairment and proceded to estimate its recoverable amount of the CGUs detailed below:

The following tables presents the carrying amount of the CGUs, in a pre-taxes basis before impairment losses recognition:

As of June 30,
CGU	2020
MCh$
Chile	2,261,620
Colombia	942,653

b.1) Impairment test results and impairment losses recognition as of June 31, 2020

i)    Impairment test results

As a consequence of the aforementioned impairment evaluation process, Management concludes that the recoverable amount and carrying amounts ratio of the CGUs as of June 30, 2020 is as follows:

		As of June 30, 2020
Main assumptions		Chile	Colombia
Recoverable Amount / Carrying Value	(%)	86.81%	62.50%

The recoverable amount for each CGU corresponds to the value in use, the higher of the fair value less costs to sell and the value in use.

ii)   Assumptions used in calculations of the recoverable amount

The key assumptions used in calculating the recoverable amount, defined as those to which the calculation is most sensitive, are presented below:

		As of June 30,
		2020
		Chile	Colombia
Perpetuity rate	(%)	5.20	6.50
Projected inflation rate	(%)	3.00	3.00
Discount rate	(%)	10.40	12.31
Loans growth	(%)	5.67 - 7.41	6.25 - 8.82
Solvency index limit	(%)	10.81 - 12.12	10.00 - 11.70

Note 15 - Depreciation, Amortization, and Impairment, continued

iii)  Impairment loss recognition

As a result the recoverable amount for the CGUs was estimated at the end of the second quarter of 2020, resulting in the recognition of an impairment loss of Ch$765,736 million (Ch$731,189 net of deferred taxes) on the following assets of the respective CGUs as of June 30, 2020:

Impairmente of intangible assets (1)	CGU Chile	CGU Colombia	Totals
	MCh$	MCh$	MCh$
Goodwill impairment loss	(412,356)	(239,469)	(651,825)
Intangibles assets generated in a business combination impairment loss	—	(113,911)	(113,911)
Total impairment of Chile and Colombia CGUs	(412,356)	(353,380)	(765,736)

(1)	As reported in 2016 in the original recognition of the business combination between Banco Itaú Chile and Corpbanca, resulted in a registration of a goodwill not deductible for income tax purposes, therefore, the recognition of impairment loss does not generate effects on tax results. On the other hand, the intangibles assets generated in the business combination had an associated deferred tax liability of Ch$34,547 million, which generated an impact on income tax results equivalent to that amount, by recognizing the impairment. Considering the above, the effect on income net of taxes generated by the recognition of the impairment loss amounts to Ch$731,189 million, distributed between Ch$720,951 million attributable to the owners of the Bank and Ch$10,238 million attributable to non-controlling interest.